SHORT TERM LOANS (Details) - Bank Leumi Credit Facility [Member] $ in Thousands	2 Months Ended
Mar. 16, 2015 USD ($)
Line of Credit Facility [Line Items]
Borrowing capacity	$ 1,000
Amount drawn	1,000
Facility fee	20
Collateral	$ 100
LIBOR [Member]
Line of Credit Facility [Line Items]
Basis spread	5.25%